Earnings per share	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Earnings per share
17.	Earnings per share

	For the three months ended			For the six months ended
($ millions)	April 30 2023	January 31 2023	April 30 2022	April 30 2023	April 30 2022
Basic earnings per common share
Net income attributable to common shareholders	$2,029	$1,631	$2,595	$3,660	$5,203
Weighted average number of common shares outstanding (millions)	1,192	1,192	1,199	1,192	1,205
Basic earnings per common share (1) (in dollars)	$1.70	$1.37	$2.16	$3.07	$4.32
Diluted earnings per common share
Net income attributable to common shareholders	$2,029	$1,631	$2,595	$3,660	$5,203
Dilutive impact of share-based payment options and others (2)	(11)	(4)	–	(15)	67
Net income attributable to common shareholders (diluted)	$2,018	$1,627	$2,595	$3,645	$5,270
Weighted average number of common shares outstanding (millions)	1,192	1,192	1,199	1,192	1,205
Dilutive impact of share-based payment options and others (2) (millions)	5	7	2	7	20
Weighted average number of diluted common shares outstanding (millions)	1,197	1,199	1,201	1,199	1,225
Diluted earnings per common share (1) (in dollars)	$1.69	$1.36	$2.16	$3.04	$4.30
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.